Pension and Severance Plans (Components of Net Periodic Benefit Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 25,185	¥ 26,811	¥ 24,670
Interest cost	8,024	5,912	8,689
Expected return on plan assets	(16,440)	(17,829)	(20,853)
Recognized actuarial loss	16,099	20,436	8,588
Amortization of prior service costs	(8,693)	(9,490)	(9,489)
Net periodic benefit costs	24,175	25,840	11,605
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,181	2,958	3,504
Interest cost	10,393	10,426	12,096
Expected return on plan assets	(11,687)	(11,000)	(14,117)
Amortization of net transition asset	5	9	10
Recognized actuarial loss	3,014	2,552	4,236
Amortization of prior service costs	(574)	(463)	(478)
Losses on curtailments and settlements	1,058	43	354
Net periodic benefit costs	¥ 5,390	¥ 4,525	¥ 5,605